Dividends	12 Months Ended
Dec. 31, 2022
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Dividends
16. Dividends

			2022			2021				2020
	Paid/payable	Dividend per share (pence) (3)	Total dividend £m	Paid	Dividend per share (pence) (3)	Total dividend £m		Paid	Dividend per share (pence) (3)	Total dividend £m

First interim	1 July 2022	17.50	704	8 July 2021	23.75	951		9 July 2020	23.75	946

Second interim	6 October 2022	16.25	654	7 October 2021	23.75	951		8 October 2020	23.75	946

Third interim	12 January 2023	13.75	555	13 January 2022	23.75	952		14 January 2021	23.75	946

Fourth interim	13 April 2023	13.75	555	7 April 2022	28.75	1,157	*	8 April 2021	28.75	1,151

Total		61.25	2,468		100	4,011			100	3,989

*	The estimate for the fourth interim dividend for 2021 disclosed in the 2021 annual report was £1,152 million, £5 million less than the dividend that was ultimately paid.

(3)	Dividends per share were retrospectively adjusted to reflect the Share Consolidation in all the periods presented. See details in Note 37.
Under IFRS, interim dividends are only recognised in the financial statements when paid and not when declared. GSK normally pays a dividend two quarters after the quarter to which it relates and one quarter after it is declared. The 2022 financial statements recognise those dividends paid in 2022, namely the third and fourth interim dividends for 2021, and the first and second interim dividends for 2022.
The demerger of the Consumer Healthcare business was effected by GSK declaring an interim dividend in specie of Haleon plc shares. The fair value of the distribution was £15,526 million.
The amounts recognised in each year were as follows:

	2022 £m	2021 £m	2020 £m

Cash dividends to shareholders	3,467	3,999	3,977

Dividends in specie to shareholders in Haleon plc shares (Note 41)	15,526	–	–

	18,993	3,999	3,977